Cover	Mar. 24, 2020
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	1-13274
Entity Registrant Name	MACK-CALI REALTY CORPORATION
Entity Central Index Key	0000924901
Entity Tax Identification Number	22-3305147
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Harborside 3
Entity Address, Address Line Two	210 Hudson St.
Entity Address, Address Line Three	Ste. 400
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07311
City Area Code	732
Local Phone Number	590-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	CLI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Mack-Cali Realty LP [Member]
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2020
Entity File Number	333-57103
Entity Registrant Name	MACK-CALI REALTY, L.P.
Entity Central Index Key	0001067063
Entity Tax Identification Number	22-3315804
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Harborside 3
Entity Address, Address Line Two	210 Hudson St.
Entity Address, Address Line Three	Ste. 400
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07311
City Area Code	732
Local Phone Number	590-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false